EQUITY - Share-based payments expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EQUITY
Threshold maximum number of shares issuable	15.00%
Expense from share-based payment transactions	$ 4,928	$ 4,291
Amount capitalized in property, plant and equipment	$ 483	361
RSUs, PSUs and DSUs
EQUITY
Threshold maximum number of shares allocated	7.50%
Stock Options
EQUITY
Threshold maximum number of shares allocated	7.50%
Expense from share-based payment transactions	$ 4,917	$ 4,291
RSU
EQUITY
Expense from share-based payment transactions	1
PSU
EQUITY
Expense from share-based payment transactions	$ 10